Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated loans [abstract]
Schedule of subordinated loans by group companies	Subordinated loans by group companies In EUR million 2021 2020 ING Groep N.V. 15,890 13,150 ING Group companies 824 2,654 16,715 15,805